Tax credits and grants receivable (Tables)	12 Months Ended
Nov. 30, 2023
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Disclosure Details Of Tax Credits Roll Forward

Balance as at November 30, 2021	$441

Tax credits and grants recognized in net loss	316

Tax credits and grants received	(442)

Effect of change in exchange rate	(16)

Balance as at November 30, 2022	$299

Tax Credit and grants recognized in net loss	$539

Tax credits and grants received	(324)

Effect of change in exchange rate	10

Balance as at November 30, 2023	$524

Summary of information about unused and unrecorded non refundable federal tax credit

2024	$438

2025	1,306

2026	1,604

2027	2,209

2028	2,451

2029	1,652

2030	818

2031	572

2032	299

2033	198

2039	185

2040	315

2041	383

2042	657

2043	728

$13,815